Reconciliation of Tax to Income Tax (Expense) Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation Of Income Taxes [Line Items]
Income tax computed at the statutory tax rate at 25%	$ 62,102	386,901	268,762	(263,835)
Non-deductible expenses	(2,845)	(17,722)	(55,004)	(13,561)
Preferential tax treatment	352	2,189	4,233	148,637
Research and development expense	839	5,227	4,020	6,165
Tax rate differences	(8,702)	(54,212)	(21,151)	(42,864)
Unrecognized tax benefit				(116,088)
Changes in the valuation allowance	(54,195)	(337,638)	(55,915)	(16,437)
Income tax (expense) benefit	$ (2,449)	(15,255)	144,945	(297,983)